Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment	he following schedule presents the Company’s sole operating segment, marine energy, and non-reportable reconciling items for the year ended December 31, 2021 (in thousands).

		Former Dry Bulk Business*
December 31, 2021	Marine Energy Segment	Kamsarmax	Ultramax	Corporate	Total
Revenue	$41,903	$51,260	$50,870	$—	$144,033
Voyage expenses	—	11,398	6,164	—	17,562
Vessel operating cost	28,233	7,124	17,149	—	52,505
Charterhire expense	—	31,657	2,344	—	34,001
Vessel depreciation	10,190	—	—	—	10,190
General and administrative expenses	10,033	525	1,208	72,188	83,954
(Gain on vessels sold) loss / write down on assets held for sale	—	(7,873)	(14,859)	—	(22,732)
Interest income	—	—	—	87	87
Gain on bargain purchase of Seajacks	—	—	—	57,436	57,436
Income from equity investment	—	—	—	9,735	9,735
Foreign exchange gain	—	—	—	1,120	1,120
Financial expense, net	—	—	—	(16,360)	(16,360)
(Loss) income before income taxes	(6,553)	8,429	38,864	(20,170)	20,571

*exited business in July 2021
The following schedule presents segment information about the Company’s former dry bulk operations for the years ended December 31, 2020 and 2019 (in thousands).

December 31, 2020	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,047	$96,685	$—	$163,732
Voyage expenses	4,831	5,178	—	10,009
Vessel operating cost	30,542	62,264	—	92,806
Charterhire expense	18,620	2,487	—	21,107
Vessel depreciation	16,366	32,003	—	48,369
General and administrative expenses	1,891	3,908	19,872	25,671
Loss / write down on assets held for sale	168,171	327,242	—	495,413
Interest income	—	—	210	210
Income from equity investment	—	—	(105,384)	(105,384)
Foreign exchange loss	—	—	(348)	(348)
Financial expense, net	—	—	(36,818)	(36,818)
Segment loss	$(173,374)	$(336,397)	$(162,212)	$(671,983)

December 31, 2019	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$86,192	$138,387	$—	$224,579
Voyage expenses	2,688	1,512	—	4,200
Vessel operating cost	33,816	67,305	—	101,121
Charterhire expense	13,498	3,726	—	17,224
Vessel depreciation	18,292	35,932	—	54,224
General and administrative expenses	2,083	4,152	25,738	31,973
Loss / write down on assets held for sale	7,353	29,936		37,289
Interest income	—	—	1,450	1,450
Income (loss) from equity investment	—	—	116,925	116,925
Foreign exchange gain (loss)	—	—	(115)	(115)
Financial expense, net	—	—	(52,154)	(52,154)
Segment income (loss)	$8,462	$(4,176)	$40,368	$44,654

Long-lived Assets by Geographic Areas [Table Text Block]	The following schedule presents geographic information about the Company’s long-lived assets assets at December 31, 2021 (in thousands):

Geographic Areas	December 31, 2021
Europe:
United Kingdom	$445,913
Total Europe	$445,913
Asia:
Taiwan	83
Japan	102,153
Total Asia	102,236
Total	548,149